Average Annual Total Returns - Class A C Shares - Alger Growth and Income Fund - AC	Class A Inception Date	Class A Return Before Taxes 1 Year	Class A Return Before Taxes 5 Years	Class A Return Before Taxes 10 Years	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C Inception Date	Class C Return Before Taxes 1 Year	Class C Return Before Taxes 5 Years	Class C Return Before Taxes 10 Years	S&P 500 Index (reflects no deductions for fees, expenses or taxes) 1 Year	S&P 500 Index (reflects no deductions for fees, expenses or taxes) 5 Years	S&P 500 Index (reflects no deductions for fees, expenses or taxes) 10 Years
Total	Dec. 31, 2096	9.18%	12.26%	11.85%	8.23%	10.99%	10.70%	5.63%	9.31%	9.33%	Jul. 31, 2097	13.35%	12.62%	11.61%	18.40%	15.22%	13.88%